Filed electronically with the Securities and Exchange Commission on December 10, 2014.

                                                                              File No.  002-81549
                                                                            File No.  811-03657

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|__|
Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 67	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 67	|X|

Deutsche State Tax-Free Income Series (formerly DWS State Tax-Free Income Series)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to:  David A. Sturms
Vedder Price P.C.
222 N. LaSalle Street, Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
| __|	On ________________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ________________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Deutsche California Tax-Free Income Fund – Classes A, B, C and S
•	Deutsche New York Tax-Free Income Fund – Classes A, B, C and S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 5th day of December 2014.

DEUTSCHE STATE TAX-FREE INCOME SERIES

By:  /s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	December 5, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 5, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 5, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 5, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 5, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	December 5, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	December 5, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	December 5, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 5, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	December 5, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 5, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 5, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 5, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	December 5, 2014

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 65, as filed on August 20, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase